PROPERTY AND EQUIPMENT (Narrative) (Details)	12 Months Ended
Dec. 31, 2017 CAD ($)
Statement [Line Items]
Property And Equipment 1	$ 0
Property And Equipment 2	0
Property And Equipment 3	7,000
Property And Equipment 4	$ 104,000
Property And Equipment 5	14.40%
Property And Equipment 6	$ 870,000
Property And Equipment 7	$ 940,000
Property And Equipment 8	50.00%
Property And Equipment 9	15.00%
Property And Equipment 10	2
Property And Equipment 11	50.00%
Property And Equipment 12	15.00%
Property And Equipment 13	$ 83,700,000
Property And Equipment 14	84,000,000
Property And Equipment 15	86,400,000
Property And Equipment 16	12,000
Property And Equipment 17	$ 14,000
Property And Equipment 18	14.30%
Property And Equipment 19	14.30%